American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
September 30, 2022

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Automobiles — 5.7%
Tesla, Inc.(1)	47,810	12,681,603
Banks — 0.3%
JPMorgan Chase & Co.	6,620	691,790
Beverages — 2.0%
Constellation Brands, Inc., Class A	19,430	4,462,682
Biotechnology — 3.6%
Genmab A/S(1)	5,720	1,840,144
Regeneron Pharmaceuticals, Inc.(1)	9,180	6,323,826
		8,163,970
Building Products — 0.8%
Advanced Drainage Systems, Inc.	14,770	1,836,945
Capital Markets — 1.2%
MSCI, Inc.	6,560	2,766,942
Chemicals — 0.4%
Ecolab, Inc.	5,970	862,187
Commercial Services and Supplies — 0.5%
Copart, Inc.(1)	10,740	1,142,736
Distributors — 0.7%
Pool Corp.	4,800	1,527,408
Electrical Equipment — 0.8%
Acuity Brands, Inc.	11,590	1,825,077
Electronic Equipment, Instruments and Components — 0.5%
Cognex Corp.	10,470	433,981
Keyence Corp.	2,000	661,121
		1,095,102
Entertainment — 1.3%
Netflix, Inc.(1)	6,080	1,431,475
Walt Disney Co.(1)	14,870	1,402,687
		2,834,162
Food and Staples Retailing — 2.2%
Costco Wholesale Corp.	10,270	4,850,213
Health Care Equipment and Supplies — 5.1%
ABIOMED, Inc.(1)	4,290	1,053,881
DexCom, Inc.(1)	16,320	1,314,413
Edwards Lifesciences Corp.(1)	24,650	2,036,830
IDEXX Laboratories, Inc.(1)	5,460	1,778,868
Insulet Corp.(1)	4,310	988,714
Intuitive Surgical, Inc.(1)	22,530	4,223,023
		11,395,729
Health Care Providers and Services — 4.5%
UnitedHealth Group, Inc.	20,190	10,196,758
Hotels, Restaurants and Leisure — 3.1%
Chipotle Mexican Grill, Inc.(1)	3,390	5,094,356
Wingstop, Inc.	14,890	1,867,504
		6,961,860
Household Durables — 0.1%
Sonos, Inc.(1)	23,030	320,117

Interactive Media and Services — 8.2%
Alphabet, Inc., Class A(1)	86,400	8,264,160
Alphabet, Inc., Class C(1)	95,600	9,191,940
Meta Platforms, Inc., Class A(1)	7,230	980,967
		18,437,067
Internet and Direct Marketing Retail — 6.6%
Amazon.com, Inc.(1)	130,200	14,712,600
IT Services — 10.4%
Adyen NV(1)	1,870	2,332,192
Block, Inc.(1)	19,770	1,087,152
Mastercard, Inc., Class A	34,100	9,695,994
Okta, Inc.(1)	6,700	381,029
Shopify, Inc., Class A(1)	22,320	601,301
Visa, Inc., Class A	51,920	9,223,588
		23,321,256
Life Sciences Tools and Services — 1.4%
Maravai LifeSciences Holdings, Inc., Class A(1)	50,860	1,298,456
Waters Corp.(1)	6,930	1,867,843
		3,166,299
Machinery — 2.2%
Donaldson Co., Inc.	13,220	647,912
Nordson Corp.	8,440	1,791,559
Westinghouse Air Brake Technologies Corp.	19,020	1,547,277
Yaskawa Electric Corp.(2)	28,700	825,932
		4,812,680
Oil, Gas and Consumable Fuels — 1.6%
EOG Resources, Inc.	32,600	3,642,398
Personal Products — 0.6%
Estee Lauder Cos., Inc., Class A	6,230	1,345,057
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	14,590	2,282,168
Semiconductors and Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.(1)	51,620	3,270,643
Analog Devices, Inc.	18,860	2,627,952
Applied Materials, Inc.	42,250	3,461,543
ASML Holding NV	3,390	1,404,405
NVIDIA Corp.	37,600	4,564,264
		15,328,807
Software — 9.0%
DocuSign, Inc.(1)	21,940	1,173,132
Microsoft Corp.	62,310	14,511,999
Paycom Software, Inc.(1)	6,500	2,144,935
Salesforce, Inc.(1)	6,840	983,866
Zscaler, Inc.(1)	8,350	1,372,489
		20,186,421
Technology Hardware, Storage and Peripherals — 15.2%
Apple, Inc.	246,620	34,082,884
Textiles, Apparel and Luxury Goods — 3.2%
lululemon athletica, Inc.(1)	15,410	4,308,020
NIKE, Inc., Class B	35,620	2,960,734
		7,268,754
TOTAL COMMON STOCKS (Cost $85,485,906)		222,201,672

EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 Growth ETF(2) (Cost $313,347)	1,330	279,832
SHORT-TERM INVESTMENTS — 1%
Money Market Funds
State Street Institutional U.S. Government Money Market Fund, Premier Class	103,826	103,826
State Street Navigator Securities Lending Government Money Market Portfolio(3)	131,034	131,034
		234,860
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $337,095), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $331,444)		331,365
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.25%, 6/30/29, valued at $1,688,108), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $1,655,407)		1,655,000
		1,986,365
TOTAL SHORT-TERM INVESTMENTS (Cost $2,221,225)		2,221,225
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $88,020,478)		224,702,729
OTHER ASSETS AND LIABILITIES — (0.1)%		(209,270)
TOTAL NET ASSETS — 100.0%		$224,493,459

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,521,917	EUR	1,549,033	JPMorgan Chase Bank N.A.	12/30/22	$(7,033)
USD	543,300	JPY	77,896,175	Bank of America N.A.	12/30/22	(475)
						$(7,508)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $931,117. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $979,039, which includes securities collateral of $848,005.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	215,137,878	7,063,794	—
Exchange-Traded Funds	279,832	—	—
Short-Term Investments	234,860	1,986,365	—
	215,652,570	9,050,159	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,508	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.